CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Trade receivables, allowances	$ 0.1	$ 0.0
Targa Resources Corp. stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	56,446,573	42,532,353
Common stock, shares outstanding (in shares)	56,020,266	42,143,463
Preferred stock, par value (in dollar per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Treasury stock, shares (in shares)	426,307	388,890